Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of income tax [Abstract]
Provision for income taxes
The provision for income taxes recorded in the consolidated financial statements differs from the amount which would be obtained by applying the statutory income tax rate to the loss before income taxes as follows:

	2022	2021	2020
Loss before income taxes	$(24,751)	$(26,255)	$(22,505)
Statutory Canadian corporate tax rate	23.00%	23.00%	24.00%
Anticipated tax recovery	(5,693)	(6,039)	(5,401)
Difference in tax rates	3,552	2,716	3,334
Share-based compensation expense	547	880	614
Revaluation of tax pools	(338)	(552)	21
Other permanent differences	(368)	45	108
Expiry of tax benefits	1,614	1,661	—
Change in fair value of warrant derivative	5	(4)	(838)
Provision to offset deferred tax asset	765	1,342	2,162
Current income taxes	$84	$49	$—

Schedule of unrecognized non-capital losses, non-refundable credits and deferred tax assets	t December 31, 2022, we have non-capital losses of $98,475 and $145,405 in Canada and Barbados, respectively (December 31, 2021 - $89,537 and $162,986, respectively). These losses are expected to expire between 2023 and 2042, if not utilized. At December 31, 2022, we have Canadian investment tax credits of $4,368 (December 31, 2021 - $4,834) that are expected to expire between 2023 and 2040, if not utilized. As well, we have unclaimed Canadian scientific research and experimental development expenditures available to reduce future years’ taxable income of $27,663 (December 31, 2021 - $27,663). We also have unclaimed U.S. credits for increasing research activities available to reduce future years' taxable income of $1,285 (December 31, 2021 - $1,343) expiring between 2031 and 2041. We have not recorded the potential benefits of these tax pools in these consolidated financial statements.
Deferred tax assets are recognized, to the extent that it is probable that taxable income will be available to utilize the deductible temporary differences. The components of our unrecognized deferred tax asset are as follows:

	2022	2021	2020
Non-capital losses carried forward	$26,726	$25,158	$21,488
Scientific research and experimental development	7,648	7,705	6,362
Investment tax credits	3,363	3,716	4,068
Property and equipment	366	351	1,928
Share issue costs	518	648	689
Net capital losses carried forward	6	6	6
Unrecognized deferred tax asset	$38,627	$37,584	$34,541